Schedule of current and deferred portions of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses		¥ 784,463	¥ 1,179,042	¥ 991,644
Deferred income tax expense		(228,220)	(721,637)	(596,544)
Total	$ 79,542	¥ 556,243	¥ 457,405	¥ 395,100